Basis of Presentation and General Information - Summary of Companies Subsidiaries Included in the Consolidated Financial Statements (Detail) - t	11 Months Ended	12 Months Ended
	Apr. 10, 2025	Dec. 31, 2025
Drybulk International Trading and Shipping Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation		Jul. 04, 2022
Name of Vessel Owned by Subsidiary	Eco Bushfire
Dead Weight Tonnage ("dwt")	32,000
Acquisition Date		Sep. 21, 2022
Raw Commodities Exports Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation		Jul. 04, 2022
Name of Vessel Owned by Subsidiary	Eco Angelbay
Dead Weight Tonnage ("dwt")	32,000
Acquisition Date		Oct. 19, 2022
Crude Oil Services International Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation		Jul. 06, 2023
Name of Vessel Owned by Subsidiary	Afrapearl II
Dead Weight Tonnage ("dwt")	115,804
Acquisition Date		Jul. 14, 2023
Spitfire Dragon Transport Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation		Apr. 10, 2024
Name of Vessel Owned by Subsidiary	Eco Spitfire
Dead Weight Tonnage ("dwt")	33,664
Acquisition Date		May 10, 2024
Magnificent Hydrocarbons Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation		Dec. 18, 2025